Exhibit 99
Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	January 2013
Payment Date	2/15/2013
Transaction Month	13
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,647,026,558.63	73,859	58.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$340,400,000.00	0.44878%	February 15, 2013
Class A-2 Notes	$454,500,000.00	0.620%	September 15, 2014
Class A-3 Notes	$547,800,000.00	0.840%	August 15, 2016
Class A-4 Notes	$157,160,000.00	1.150%	June 15, 2017
Class B Notes	$47,360,000.00	1.880%	August 15, 2017
Class C Notes	$31,570,000.00	2.400%	November 15, 2017
Class D Notes	$31,570,000.00	2.940%	July 15, 2018
Total	$1,610,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,944,254.93

Principal:
Principal Collections	$22,292,005.28
Prepayments in Full	$14,307,464.37
Liquidation Proceeds	$920,862.23
Recoveries	$11,492.18
Sub Total	$37,531,824.06
Collections	$41,476,078.99

Purchase Amounts:
Purchase Amounts Related to Principal	$253,816.91
Purchase Amounts Related to Interest	$2,102.32
Sub Total	$255,919.23

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$41,731,998.22

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	January 2013
Payment Date	2/15/2013
Transaction Month	13
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$41,731,998.22
Servicing Fee	$851,596.66	$851,596.66	$0.00	$0.00	$40,880,401.56
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$40,880,401.56
Interest - Class A-2 Notes	$84,059.53	$84,059.53	$0.00	$0.00	$40,796,342.03
Interest - Class A-3 Notes	$383,460.00	$383,460.00	$0.00	$0.00	$40,412,882.03
Interest - Class A-4 Notes	$150,611.67	$150,611.67	$0.00	$0.00	$40,262,270.36
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,262,270.36
Interest - Class B Notes	$74,197.33	$74,197.33	$0.00	$0.00	$40,188,073.03
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,188,073.03
Interest - Class C Notes	$63,140.00	$63,140.00	$0.00	$0.00	$40,124,933.03
Third Priority Principal Payment	$4,995,228.22	$4,995,228.22	$0.00	$0.00	$35,129,704.81
Interest - Class D Notes	$77,346.50	$77,346.50	$0.00	$0.00	$35,052,358.31
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,052,358.31
Regular Principal Payment	$31,570,000.00	$31,570,000.00	$0.00	$0.00	$3,482,358.31
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,482,358.31
Residuel Released to Depositor	$0.00	$3,482,358.31	$0.00	$0.00	$0.00
Total		$41,731,998.22

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$4,995,228.22
Regular Principal Payment					$31,570,000.00
Total					$36,565,228.22
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$36,565,228.22	$80.45	$84,059.53	$0.18	$36,649,287.75	$80.63
Class A-3 Notes	$0.00	$0.00	$383,460.00	$0.70	$383,460.00	$0.70
Class A-4 Notes	$0.00	$0.00	$150,611.67	$0.96	$150,611.67	$0.96
Class B Notes	$0.00	$0.00	$74,197.33	$1.57	$74,197.33	$1.57
Class C Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Class D Notes	$0.00	$0.00	$77,346.50	$2.45	$77,346.50	$2.45
Total	$36,565,228.22	$22.71	$832,815.03	$0.52	$37,398,043.25	$23.23

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	January 2013
Payment Date	2/15/2013
Transaction Month	13

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$162,695,861.16	0.3579667	$126,130,632.94	0.2775151
Class A-3 Notes	$547,800,000.00	1.0000000	$547,800,000.00	1.0000000
Class A-4 Notes	$157,160,000.00	1.0000000	$157,160,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$978,155,861.16	0.6074144	$941,590,632.94	0.5847082

Pool Information
Weighted Average APR	4.399%	4.389%
Weighted Average Remaining Term	48.30	47.44
Number of Receivables Outstanding	49,364	48,228
Pool Balance	$1,021,915,992.83	$983,574,121.53
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$978,155,861.16	$941,590,632.94
Pool Factor	0.6204612	0.5971817

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$16,470,265.59
Targeted Credit Enhancement Amount	$16,470,265.59
Yield Supplement Overcollateralization Amount	$41,983,488.59
Targeted Overcollateralization Amount	$41,983,488.59
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$41,983,488.59

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$16,470,265.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$16,470,265.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$16,470,265.59

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	January 2013
Payment Date	2/15/2013
Transaction Month	13

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		173	$567,722.51
(Recoveries)		51	$11,492.18
Net Losses for Current Collection Period			$556,230.33
Cumulative Net Losses Last Collection Period			$3,085,893.47
Cumulative Net Losses for all Collection Periods			$3,642,123.80

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.65%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.34%	613	$13,172,573.91
61-90 Days Delinquent	0.14%	67	$1,372,417.68
91-120 Days Delinquent	0.05%	20	$472,437.12
Over 120 Days Delinquent	0.07%	27	$653,796.19
Total Delinquent Receivables	1.59%	727	$15,671,224.90

Repossession Inventory:
Repossessed in the Current Collection Period		42	$1,029,159.79
Total Repossessed Inventory		53	$1,347,810.57

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5914%
Preceding Collection Period			0.4905%
Current Collection Period			0.6656%
Three Month Average			0.5825%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2260%
Preceding Collection Period			0.2471%
Current Collection Period			0.2364%
Three Month Average			0.2365%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer